UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 36.2%				$79,294,792

(Cost $77,496,522)

U.S. Government 7.2%				15,859,230

U.S. Treasury
Bond	3.000	05/15/42	$3,100,000	$3,317,967
Note	0.625	08/31/17	2,000,000	2,003,124
Note	0.875	12/31/16	450,000	457,418
Note	1.000	08/31/16	1,745,000	1,784,126
Note	1.000	06/30/19	745,000	746,397
Note	1.625	08/15/22	6,779,000	6,823,484
Strips, PO	6.863	11/15/30	1,155,000	726,714

U.S. Government Agency 29.0%				63,435,562

Federal Home Loan Mortgage Corp.
7 Yr Reference Note	1.750	05/30/19	1,145,000	1,187,659
30 Yr Pass Thru	3.000	07/01/42	429,428	444,497
30 Yr Pass Thru	3.000	08/01/42	685,000	709,038
30 Yr Pass Thru	3.500	06/01/42	1,989,958	2,122,026
30 Yr Pass Thru	5.000	03/01/41	1,577,036	1,772,256
30 Yr Pass Thru	5.000	04/01/41	885,661	963,468
30 Yr Pass Thru	6.500	06/01/37	20,892	23,457
30 Yr Pass Thru	6.500	10/01/37	52,843	59,297
30 Yr Pass Thru	6.500	11/01/37	118,280	132,727
30 Yr Pass Thru	6.500	12/01/37	50,339	56,487
30 Yr Pass Thru	6.500	02/01/38	20,794	23,308
30 Yr Pass Thru	6.500	04/01/39	755,602	846,944
30 Yr Pass Thru	6.500	04/01/39	862,063	966,275
30 Yr Pass Thru	6.500	09/01/39	976,046	1,094,037
Federal National Mortgage Association
30 Yr Pass Thru	3.000	09/01/42	2,000,000	2,076,824
30 Yr Pass Thru	3.500	06/01/42	4,994,282	5,339,200
30 Yr Pass Thru	3.500	06/01/42	114,528	122,349
30 Yr Pass Thru	3.500	06/01/42	2,883,633	3,080,532
30 Yr Pass Thru	4.000	09/01/41	7,198,647	7,905,296
30 Yr Pass Thru	4.000	10/01/41	114,602	125,135
30 Yr Pass Thru	4.500	08/01/40	7,351,066	7,940,012
30 Yr Pass Thru	4.500	12/01/40	1,462,630	1,582,554
30 Yr Pass Thru	4.500	06/01/41	3,331,917	3,672,787
30 Yr Pass Thru	4.500	07/01/41	1,546,518	1,704,734
30 Yr Pass Thru	5.000	11/01/33	766,529	842,464
30 Yr Pass Thru	5.000	04/01/35	498,661	546,501
30 Yr Pass Thru	5.000	09/01/40	2,511,347	2,828,405
30 Yr Pass Thru	5.000	02/01/41	1,369,325	1,499,839
30 Yr Pass Thru	5.000	03/01/41	2,848,823	3,120,351
30 Yr Pass Thru	5.000	04/01/41	552,079	623,159
30 Yr Pass Thru	5.000	05/01/41	3,110,452	3,406,916
30 Yr Pass Thru	5.500	09/01/34	1,690,052	1,866,979
30 Yr Pass Thru	5.500	02/01/36	557,335	612,459
30 Yr Pass Thru (P)	5.850	03/01/14	631	673
30 Yr Pass Thru (P)	5.850	06/01/14	3,881	4,140
30 Yr Pass Thru	6.000	06/01/40	602,322	663,354
30 Yr Pass Thru	6.500	09/01/37	331,988	373,664
30 Yr Pass Thru	6.500	01/01/39	2,063,542	2,320,654
30 Yr Pass Thru	6.500	03/01/39	96,244	108,356

1

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
U.S. Government Agency (continued)

30 Yr Pass Thru	6.500	06/01/39	$591,472	$665,538
Government National Mortgage Association
15 Yr Pass Thru	7.500	04/15/13	1,193	1,211

Corporate Bonds 33.9%				$74,094,685

(Cost $68,183,063)

Consumer Discretionary 3.3%				7,220,199

Auto Components 0.1%
BorgWarner, Inc.	5.750	11/01/16	230,000	262,395

Automobiles 0.9%
Ford Motor Credit Company LLC (S)	4.207	04/15/16	475,000	496,892
Ford Motor Credit Company LLC	5.000	05/15/18	260,000	279,875
Ford Motor Credit Company LLC	8.000	12/15/16	345,000	412,433
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	185,000	198,473
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	270,000	297,836
Kia Motors Corp. (S)	3.625	06/14/16	195,000	202,681

Hotels, Restaurants & Leisure 0.1%
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	326,286

Internet & Catalog Retail 0.2%
Expedia, Inc.	5.950	08/15/20	385,000	421,839
QVC, Inc. (S)	5.125	07/02/22	70,000	72,975

Media 1.5%
CBS Corp.	7.875	07/30/30	560,000	760,616
Grupo Televisa SAB	6.625	01/15/40	205,000	265,163
News America, Inc.	6.150	03/01/37	110,000	133,676
News America, Inc.	6.150	02/15/41	195,000	239,953
News America, Inc.	6.400	12/15/35	110,000	136,175
News America, Inc.	9.500	07/15/24	600,000	850,447
The Interpublic Group of Companies, Inc.	10.000	07/15/17	278,000	310,665
Time Warner Cable, Inc.	6.750	07/01/18	330,000	412,955
UBM PLC (S)	5.750	11/03/20	180,000	187,072

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36	359,000	386,947

Specialty Retail 0.3%
Best Buy Company, Inc.	7.000	07/15/13	550,000	564,845

Consumer Staples 0.7%				1,393,201

Beverages 0.1%
Pernod-Ricard SA (S)	2.950	01/15/17	220,000	229,306

Food & Staples Retailing 0.4%
Safeway, Inc.	3.400	12/01/16	590,000	595,017
Safeway, Inc.	7.250	02/01/31	175,000	183,634

Food Products 0.2%
Bunge, Ltd. Finance Corp.	8.500	06/15/19	305,000	385,244

Energy 3.1%				6,795,460

Energy Equipment & Services 0.1%
Weatherford International, Inc.	6.800	06/15/37	90,000	100,139

2

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Gas Utilities 0.2%
DCP Midstream LLC (S)	9.750	03/15/19	$375,000	$482,718

Oil, Gas & Consumable Fuels 2.8%
Energy Transfer Partners LP	5.200	02/01/22	110,000	121,160
Energy Transfer Partners LP	5.950	02/01/15	370,000	405,823
Energy Transfer Partners LP	9.700	03/15/19	340,000	439,384
Enterprise Products Operating LLC	6.500	01/31/19	535,000	657,873
Enterprise Products Operating LLC	6.650	04/15/18	565,000	695,850
Kerr-McGee Corp.	6.950	07/01/24	460,000	590,149
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	149,750
NuStar Logistics LP	7.900	04/15/18	305,000	341,714
ONEOK Partners LP	6.150	10/01/16	295,000	344,084
Petrohawk Energy Corp.	6.250	06/01/19	470,000	532,363
Petroleos Mexicanos (S)	4.875	01/24/22	225,000	252,000
Spectra Energy Capital LLC	5.668	08/15/14	230,000	247,916
Spectra Energy Capital LLC	6.200	04/15/18	285,000	343,445
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	445,000	473,189
Williams Partners LP	7.250	02/01/17	510,000	617,903

Financials 17.4%				38,143,739

Capital Markets 2.3%
Jefferies Group, Inc.	6.875	04/15/21	530,000	563,125
Jefferies Group, Inc.	8.500	07/15/19	105,000	119,963
Macquarie Bank, Ltd. (S)	6.625	04/07/21	305,000	319,019
Macquarie Group, Ltd. (S)	6.000	01/14/20	225,000	232,211
Morgan Stanley	5.550	04/27/17	630,000	668,685
Morgan Stanley	5.750	01/25/21	480,000	495,983
Morgan Stanley	6.375	07/24/42	320,000	324,658
Morgan Stanley	7.300	05/13/19	315,000	355,467
TD Ameritrade Holding Corp.	4.150	12/01/14	400,000	423,416
The Goldman Sachs Group, Inc.	3.700	08/01/15	235,000	246,188
The Goldman Sachs Group, Inc.	6.150	04/01/18	710,000	807,401
The Goldman Sachs Group, Inc.	6.750	10/01/37	460,000	479,588
Commercial Banks 3.9%
Abbey National Treasury Services PLC	4.000	04/27/16	430,000	437,238
Banco de Credito del Peru (S)	4.750	03/16/16	205,000	215,250
Barclays Bank PLC	5.000	09/22/16	585,000	642,740
Barclays Bank PLC (S)	6.050	12/04/17	425,000	450,690
Barclays Bank PLC (S)	10.179	06/12/21	210,000	262,773
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	157,000	168,973
First Horizon National Corp.	5.375	12/15/15	845,000	903,761
ICICI Bank, Ltd. (S)	4.700	02/21/18	320,000	323,845
ICICI Bank, Ltd. (S)	5.750	11/16/20	305,000	312,108
National Australia Bank, Ltd.	2.750	03/09/17	485,000	502,282
Nordea Bank AB (S)	3.125	03/20/17	540,000	561,293
Regions Financial Corp.	7.750	11/10/14	290,000	321,233
Santander Holdings USA, Inc.	4.625	04/19/16	70,000	70,448
Sberbank of Russia (S)	6.125	02/07/22	300,000	328,140
SunTrust Banks, Inc.	3.500	01/20/17	575,000	610,207
Svenska Handelsbanken AB	2.875	04/04/17	410,000	427,070
U.S. Bancorp	3.442	02/01/16	500,000	527,942

3

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	$200,000	$200,995
Wachovia Bank NA	5.850	02/01/37	235,000	291,921
Wachovia Corp.	5.750	06/15/17	290,000	346,094
Wachovia Corp.	5.750	02/01/18	595,000	714,352

Consumer Finance 0.9%
American Express Company	7.000	03/19/18	80,000	101,521
Capital One Financial Corp.	6.150	09/01/16	415,000	466,707
Capital One Financial Corp.	6.750	09/15/17	520,000	635,767
Discover Bank	7.000	04/15/20	280,000	329,534
Discover Financial Services (S)	5.200	04/27/22	375,000	398,861

Diversified Financial Services 3.8%
Bank of America Corp.	6.500	08/01/16	200,000	228,102
Bank of America NA	5.300	03/15/17	95,000	103,412
Bank of America NA	6.000	10/15/36	250,000	282,278
Citigroup, Inc.	5.850	12/11/34	340,000	388,678
General Electric Capital Corp. (P)	0.915	08/15/36	360,000	265,744
General Electric Capital Corp.	4.375	09/16/20	220,000	244,371
General Electric Capital Corp.	5.625	05/01/18	510,000	604,052
General Electric Capital Corp.	5.875	01/14/38	70,000	85,116
General Electric Capital Corp.	6.000	08/07/19	245,000	297,556
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	500,000	546,120
International Lease Finance Corp. (S)	7.125	09/01/18	220,000	253,000
JPMorgan Chase & Company	6.000	01/15/18	625,000	746,746
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	390,000	436,270
Merrill Lynch & Company, Inc.	6.875	04/25/18	510,000	594,968
Merrill Lynch & Company, Inc.	7.750	05/14/38	410,000	496,788
Moody's Corp.	4.500	09/01/22	215,000	223,723
Rabobank Nederland NV	3.375	01/19/17	220,000	232,754
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	904,000	1,170,680
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	542,719
UBS AG	7.625	08/17/22	360,000	363,016
USB Realty Corp. (P)(Q)(S)	1.602	01/15/17	300,000	252,075

Insurance 4.2%
Aflac, Inc.	8.500	05/15/19	300,000	402,950
American International Group, Inc.	3.800	03/22/17	180,000	190,524
American International Group, Inc.	4.875	06/01/22	180,000	196,333
American International Group, Inc.	8.250	08/15/18	175,000	220,815
Aon Corp.	8.205	01/01/27	205,000	248,666
AXA SA	8.600	12/15/30	280,000	320,816
CNA Financial Corp.	5.850	12/15/14	355,000	380,083
CNA Financial Corp.	6.500	08/15/16	165,000	189,872
CNA Financial Corp.	7.250	11/15/23	420,000	500,087
Hartford Financial Services Group, Inc.	5.125	04/15/22	137,000	147,343
Hartford Financial Services Group, Inc.	6.000	01/15/19	151,000	168,130
Hartford Financial Services Group, Inc.	6.300	03/15/18	280,000	318,877
Hartford Financial Services Group, Inc.	6.625	03/30/40	155,000	173,961
Liberty Mutual Group, Inc. (S)	4.950	05/01/22	178,000	186,293
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	345,000	362,334
Liberty Mutual Group, Inc. (S)	6.500	05/01/42	220,000	239,147

4

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Lincoln National Corp.	8.750	07/01/19	$240,000	$310,709
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	365,000	352,225
Prudential Covered Trust 2012-1 (S)	2.997	09/30/15	620,000	642,172
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	355,000	358,550
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	585,000	810,608
The Chubb Corp. (6.375% until 04/15/2017, then 3 month
LIBOR + 2.250%)	6.375	03/29/67	470,000	497,613
The Hanover Insurance Group, Inc.	6.375	06/15/21	95,000	104,440
Unum Group	7.125	09/30/16	275,000	320,259
UnumProvident Finance Company PLC (S)	6.850	11/15/15	380,000	424,276
W.R. Berkley Corp.	5.600	05/15/15	230,000	247,984
Willis Group Holdings PLC	5.750	03/15/21	410,000	458,160
Willis North America, Inc.	7.000	09/29/19	305,000	364,700

Real Estate Investment Trusts 2.3%
BioMed Realty LP	6.125	04/15/20	80,000	93,319
Boston Properties LP	3.700	11/15/18	150,000	159,148
Brandywine Operating Partnership LP	7.500	05/15/15	255,000	287,315
CubeSmart LP	4.800	07/15/22	215,000	226,791
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	510,000	545,541
HCP, Inc.	6.300	09/15/16	215,000	246,248
Health Care REIT, Inc.	4.950	01/15/21	155,000	167,852
Health Care REIT, Inc.	6.125	04/15/20	420,000	488,405
Health Care REIT, Inc.	6.200	06/01/16	245,000	277,759
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	387,526
ProLogis LP	4.500	08/15/17	45,000	48,436
ProLogis LP	6.250	03/15/17	385,000	440,499
ProLogis LP	7.625	08/15/14	200,000	220,195
Ventas Realty LP	4.000	04/30/19	275,000	292,369
Ventas Realty LP	4.750	06/01/21	535,000	587,724
Vornado Realty LP	4.250	04/01/15	315,000	333,124
WEA Finance LLC (S)	6.750	09/02/19	215,000	257,944

Health Care 0.4%				852,508

Health Care Providers & Services 0.2%
Medco Health Solutions, Inc.	7.125	03/15/18	385,000	483,522

Pharmaceuticals 0.2%
Hospira, Inc.	6.050	03/30/17	320,000	368,986

Industrials 2.5%				5,347,044

Aerospace & Defense 0.5%
Embraer Overseas, Ltd.	6.375	01/15/20	340,000	384,200
Textron, Inc.	5.600	12/01/17	340,000	376,734
Textron, Inc.	7.250	10/01/19	215,000	254,568

Airlines 1.1%
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	240,858	260,440
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	100,321	105,838
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	115,450	125,414
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	351,121	384,477
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	100,206	105,717
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	525,174	573,753
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	136,328	148,939

5

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	$251,347	$270,826
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	105,948	109,391
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	247,409	263,491
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	135,000	142,425

Building Products 0.3%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	285,000	322,763
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	285,000	324,900

Commercial Services & Supplies 0.1%
Waste Management, Inc.	2.600	09/01/16	165,000	172,108

Industrial Conglomerates 0.3%
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	210,000	229,950
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	200,000	219,000
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	120,000	127,200

Road & Rail 0.2%
Penske Truck Leasing Company LP (S)	3.750	05/11/17	355,000	360,122

Trading Companies & Distributors 0.0%
Air Lease Corp. (S)	5.625	04/01/17	85,000	84,788

Information Technology 0.4%				867,316

Computers & Peripherals 0.1%
Hewlett-Packard Company	4.375	09/15/21	225,000	225,031

IT Services 0.2%
Fiserv, Inc.	6.800	11/20/17	400,000	478,416

Office Electronics 0.1%
Xerox Corp.	2.950	03/15/17	160,000	163,869

Materials 1.9%				4,215,824

Chemicals 0.5%
Braskem Finance, Ltd. (S)	7.000	05/07/20	455,000	515,288
CF Industries, Inc.	6.875	05/01/18	130,000	157,300
CF Industries, Inc.	7.125	05/01/20	180,000	223,425
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	240,086

Metals & Mining 1.0%
Alcoa, Inc.	5.400	04/15/21	495,000	511,379
Allegheny Technologies, Inc.	5.950	01/15/21	100,000	109,252
Allegheny Technologies, Inc.	9.375	06/01/19	205,000	264,525
ArcelorMittal	10.100	06/01/19	240,000	273,723
Teck Resources, Ltd.	10.750	05/15/19	75,000	91,125
Vale Overseas, Ltd.	6.875	11/10/39	245,000	290,798
Xstrata Finance Canada, Ltd. (S)	3.600	01/15/17	540,000	564,758

Paper & Forest Products 0.4%
Georgia-Pacific LLC	7.250	06/01/28	130,000	163,788
International Paper Company	7.950	06/15/18	360,000	464,584
International Paper Company	9.375	05/15/19	255,000	345,793

Telecommunication Services 2.3%				5,082,518

Diversified Telecommunication Services 2.0%
American Tower Corp.	4.700	03/15/22	320,000	346,477
BellSouth Corp.	6.550	06/15/34	250,000	304,592
BellSouth Telecommunications, Inc.	6.300	12/15/15	204,547	215,536

6

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

CenturyLink, Inc.	6.450	06/15/21	$190,000	$212,176
CenturyLink, Inc.	7.600	09/15/39	220,000	227,573
Crown Castle Towers LLC (S)	4.883	08/15/20	530,000	586,468
Crown Castle Towers LLC (S)	6.113	01/15/20	420,000	497,001
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	520,000	548,702
GTP Towers Issuer LLC (S)	4.436	02/15/15	305,000	317,063
Qwest Communications International, Inc.	8.000	10/01/15	220,000	230,230
Telecom Italia Capital SA	6.999	06/04/18	250,000	261,250
Telecom Italia Capital SA	7.200	07/18/36	220,000	198,000
Telefonica Emisiones SAU	2.582	04/26/13	500,000	500,500

Wireless Telecommunication Services 0.3%
SBA Tower Trust (S)	2.933	12/15/17	320,000	324,727
SBA Tower Trust (S)	5.101	04/17/17	280,000	312,223

Utilities 1.9%				4,176,876

Electric Utilities 1.0%
Beaver Valley II Funding	9.000	06/01/17	348,000	357,845
Commonwealth Edison Company	5.800	03/15/18	330,000	403,732
FPL Energy National Wind LLC (S)	5.608	03/10/24	144,563	141,735
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	400,000	428,597
PNPP II Funding Corp.	9.120	05/30/16	96,000	102,602
PPL WEM Holdings PLC (S)	3.900	05/01/16	360,000	380,282
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	220,000	239,217
W3A Funding Corp.	8.090	01/02/17	175,377	179,884

Independent Power Producers & Energy Traders 0.3%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	380,000	415,782
Exelon Generation Company LLC (S)	5.600	06/15/42	165,000	178,726
Exelon Generation Company LLC	6.250	10/01/39	135,000	156,417

Multi-Utilities 0.6%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	550,000	572,688
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	585,000	619,369

Municipal Bonds 1.1%				$2,343,482

(Cost $1,940,387)

State of California	7.600	11/01/40	175,000	237,703
State of Illinois	5.100	06/01/33	280,000	271,309
University Of Texas	4.794	08/15/46	1,500,000	1,834,470

Collateralized Mortgage Obligations 18.8%				$41,179,016

(Cost $39,391,925)

Commercial & Residential 11.3%				24,651,209

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	450,000	472,008
Series 2007-1A, Class D (S)	5.957	04/15/37	420,000	439,100
Americold LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	470,000	533,680
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.951	05/10/45	355,000	389,982

7

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2006-4, Class AM	5.675	07/10/46	$675,000	$739,166
Series 2006-3, Class A4 (P)	5.889	07/10/44	620,000	710,236
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.586	01/25/35	430,976	388,227
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.393	07/15/44	185,000	156,562
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.005	12/10/49	820,000	968,025
Series 2012-CR2, Class XA IO	2.141	08/15/45	2,860,000	365,113
Series 2012-LC4, Class B (P)	4.934	12/10/44	290,000	308,476
Series 2012-LC4, Class C (P)	5.825	12/10/44	230,000	239,989
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.712	09/20/46	4,600,837	279,009
Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11/05/27	410,000	415,467
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	245,000	252,575
Series 2012-FBLU, Class D (S)	5.007	05/05/27	365,000	379,612
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.398	08/19/34	459,708	443,455
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.070	07/10/38	530,000	562,944
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.613	09/25/35	426,447	418,311
Series 2004-9, Class B1 (P)	3.268	08/25/34	295,683	125,726
Series 2006-AR1, Class 3A1 (P)	4.910	01/25/36	455,368	396,551
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	1.961	08/19/45	1,716,732	72,618
Series 2005-2, Class X IO	2.162	05/19/35	7,846,963	513,061
Series 2005-8, Class 1X IO	2.123	09/19/35	1,992,643	110,902
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.017	10/25/36	4,293,852	277,297
Series 2005-AR18, Class 2X IO	1.670	10/25/36	5,628,117	263,340
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.403	12/15/44	930,000	1,035,374
Series 2006-LDP7, Class AM (P)	6.061	04/15/45	565,000	625,104
Series 2007-CB18, Class A4	5.440	06/12/47	875,000	998,855
Series 2012-HSBC,Class XA IO (S)	1.582	07/05/32	2,845,000	326,131
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	1,000,000	1,079,646
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	765,000	847,462
Series 2007-C1, Class AM	5.455	02/15/40	640,000	681,407
Series 2006-C4, Class A4 (P)	6.064	06/15/38	620,000	714,163
Series 2007-C2, Class A3	5.430	02/15/40	870,000	987,426
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	6.093	06/12/46	735,000	849,441
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.620	10/25/36	456,228	444,454
Series 2007-3, Class M1 (P)	3.433	09/25/37	125,248	65,234
Series 2007-3, Class M2 (P)	3.433	09/25/37	49,116	4,900
Series 2007-3, Class M3 (P)	3.433	09/25/37	28,804	982
Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11/12/41	515,000	554,109

8

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2006-HQ8, Class AM (P)	5.650	03/12/44	$705,000	$763,717
Series 2007-IQ13, Class A4	5.364	03/15/44	780,000	885,420
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P)(S)	2.220	10/25/57	402,905	402,599
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.936	03/25/33	210,764	114,868
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.908	03/25/44	502,472	494,051
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	320,000	337,247
Series 2012-C1, Class C (P)(S)	5.720	05/10/45	215,000	225,130
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.994	05/10/63	3,930,799	417,282
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.365	11/25/34	6,604,646	322,021
Series 2005-AR1, Class X IO	1.438	01/25/45	10,131,699	491,490
Series 2005-AR8, Class X IO	1.566	07/25/45	8,608,401	431,888
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.614	04/25/35	350,425	329,376

U.S. Government Agency 7.5%				16,527,807

Federal Home Loan Mortgage Corp.
Series 3581, Class IO IO	6.000	10/15/39	297,789	43,412
Series 3623, Class LI IO	4.500	01/15/25	266,847	21,211
Series 3630, Class BI IO	4.000	05/15/27	155,741	6,065
Series 3794, Class PI IO	4.500	02/15/38	576,582	60,534
Series 3830, Class NI IO	4.500	01/15/36	3,212,296	366,298
Series 3833, Class LI IO	2.063	10/15/40	2,802,205	175,215
Series 3908, Class PA	4.000	06/15/39	565,128	615,075
Series 3956, Class DJ	3.250	10/15/36	1,818,361	1,869,976
Series 4030, Class BI IO	5.000	01/15/42	609,207	114,185
Series 4060, Class HC	3.000	03/15/41	984,912	1,030,826
Series 4065, Class QA	3.000	08/15/41	698,888	731,900
Series 4068, Class AP	3.500	06/15/40	1,048,096	1,131,924
Series 4068, Class BH	3.000	06/15/40	874,300	912,814
Series 4074, Class PA	3.000	05/15/41	996,598	1,050,478
Series 4088, Class CA	3.000	03/15/42	1,000,000	1,058,854
Series K017, Class X1 IO	1.607	12/25/21	2,257,069	226,456
Series K018, Class X1 IO	1.614	01/25/22	2,903,410	295,094
Series K707, Class X1 IO	1.696	12/25/18	1,967,615	160,882
Series K708, Class X1 IO	1.645	01/25/19	4,467,671	362,998
Series K709, Class X1 IO	1.678	03/25/19	2,652,609	221,801
Series K710, Class X1 IO	1.916	05/25/19	2,029,425	197,088
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	428,868	40,645
Series 2009-50, Class GI IO	5.000	05/25/39	757,975	86,615
Series 2009-78, Class IB IO	5.000	06/25/39	1,025,091	122,687
Series 2010-14, Class AI IO	4.000	08/25/27	443,067	17,610
Series 2010-3, Class LI IO	5.000	02/25/25	3,796,613	338,790
Series 2010-36, Class BI IO	4.000	03/25/28	449,507	20,265
Series 2010-68, Class CI IO	5.000	11/25/38	722,250	96,923
Series 2011-146, Class MA	3.500	08/25/41	979,291	1,025,591
Series 2012-19, Class JA	3.500	03/25/41	1,558,876	1,638,715
Series 2012-67, Class KG	3.500	02/25/41	318,328	346,112

9

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Series 2012-98, Class JP	3.500	03/25/42	$980,000	$1,065,737
Series 398, Class C3 IO	4.500	05/25/39	512,043	69,633
Series 401, Class C2 IO	4.500	06/25/39	352,896	46,207
Series 402, Class 3 IO	4.000	11/25/39	504,627	66,015
Series 402, Class 4 IO	4.000	10/25/39	847,761	109,222
Series 402, Class 7 IO	4.500	11/25/39	784,763	107,911
Series 407, Class 15 IO	5.000	01/25/40	729,719	109,255
Series 407, Class 16 IO	5.000	01/25/40	159,550	21,316
Series 407, Class 17 IO	5.000	01/25/40	146,946	20,640
Series 407, Class 21 IO	5.000	01/25/39	561,410	64,159
Series 407, Class 7 IO	5.000	03/25/41	532,866	103,328
Series 407, Class 8 IO	5.000	03/25/41	256,081	45,173
Series 407, Class C6 IO	5.500	01/25/40	1,525,450	253,846
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	873,640	58,326

Asset Backed Securities 3.8% $8,366,310
(Cost $8,202,817)

Asset Backed Securities 3.8%				8,366,310

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.596	09/25/34	252,155	230,737
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.686	03/25/35	370,000	357,183
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.656	03/25/35	297,046	231,968
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.586	02/28/41	190,673	174,392
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.476	07/25/36	433,897	351,999
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.686	05/25/35	256,839	244,556
Series 2006-NC4, Class A5 (P)	0.296	10/25/36	77,168	51,995
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.386	10/25/36	307,511	301,537
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.676	04/25/36	457,224	415,777
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	888,288	967,008
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.716	11/25/35	355,000	330,763
Series 2005-6, Class M1 (P)	0.706	12/25/35	265,000	252,407
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P)(S)	7.238	12/15/20	529,419	529,419
Series 2010-A, Class D (P)(S)	10.238	12/15/20	391,954	391,954
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	92,888	91,792
Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.936	08/25/37	283,987	258,486
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.986	09/25/35	152,899	129,609
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.686	03/25/35	240,000	191,957
Series 2005-3, Class M1 (P)	0.716	07/25/35	195,000	186,147

10

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.316	03/25/35	$480,000	$460,954
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.866	02/25/35	550,000	518,015
Series 2005-WCH1, Class M2 (P)	0.756	01/25/36	582,720	543,347
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	0.816	01/25/35	385,000	366,572
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	45,546	43,913
Series 2005-2, Class AF4	4.934	08/25/35	420,000	350,496
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	360,938	393,327

Foreign Government Obligations 0.1%				$236,753

(Cost $219,192)

South Korea 0.1%				236,753

Korea Development Bank	4.000	09/09/16	220,000	236,753

Capital Preferred Securities 1.3%				$2,956,538

(Cost $2,903,134)

Financials 1.3%				2,956,538

Capital Markets 0.5%
State Street Capital Trust III (P)(Q)	5.458	10/04/12	565,000	568,198
State Street Capital Trust IV (P)	1.468	06/15/37	695,000	496,457

Commercial Banks 0.6%
Allfirst Preferred Capital Trust (P)	1.955	07/15/29	205,000	158,956
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	495,000	495,000
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	135,000	148,543
PNC Preferred Funding Trust III (8.700% to 03/15/2013, then
3 month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	530,000	539,084

Insurance 0.2%
MetLife Capital Trust X (9.250% to 04/08/2038, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/68	250,000	318,750
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	220,000	231,550

Preferred Securities 0.5%				$1,034,863

(Cost $935,470)

			Shares	Value

Financials 0.4%				769,830

Commercial Banks 0.4%
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)			15,450	427,811

11

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

			Shares	Value
Financials (continued)

U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)			12,325	$342,019

Industrials 0.1%				265,033

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%			4,748	265,033

		Maturity	Par value
	Yield *(%)	date		Value

Short-Term Investments 3.0%				$6,500,000

(Cost $6,500,000)

U.S. Government Agency 2.3%				5,000,000

Federal Home Loan Bank Discount Note *	0.001	09-04-12	$5,000,000	$5,000,000

Repurchase Agreement 0. 7%				1,500,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at
0.010% to be repurchased at $1,500,002 on 9-4-12, collateralized by $1,510,000 U.S. Treasury Note 0.875% due 4-30-17 (valued at
$1,532,650, including interest)			1,500,000	1,500,000

Total investments (Cost $205,772,510)† 98.7%				$216,006,439

Other assets and liabilities, net 1.3%				$2,824,519

Total net assets 100.0%				$218,830,958

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Notes to Schedule of Investments

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR	London Interbank Offered Rate

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

*	Yield represents the annualized yield at the date of purchase.

†	At August 31, 2012, the aggregate cost of investment securities for federal income tax purposes was $206,324,739. Net unrealized appreciation aggregated $9,681,700, of which $11,852,069 related to appreciated investment securities and $2,170,369 related to depreciated investment securities.

12

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012 by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/12	Price	Inputs	Inputs
U.S. Government & Agency Obligations	$79,294,792	—	$79,294,792	—
Corporate Bonds	74,094,685	—	74,094,685	—
Municipal Bonds	2,343,482	—	2,343,482	—
Collateralized Mortgage Obligations	41,179,016	—	40,113,279	$1,065,737
Asset Backed Securities	8,366,310	—	7,444,937	921,373
Foreign Government Obligations	236,753	—	236,753	—
Capital Preferred Securities	2,956,538	—	2,956,538	—
Preferred Securities	1,034,863	$692,844	342,019	—
Short-Term Investments	6,500,000	—	6,500,000	—

Total Investments in Securities	$216,006,439	$692,844	$213,326,485	$1,987,110

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest

13

Investment Grade Bond Fund
As of 8-31-12 (Unaudited)

only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation. For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

55Q1 8/12
10/12

John Hancock

MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

Government Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 72.1%				$267,493,448

(Cost $259,127,344)

U.S. Government 9.6%				35,544,298

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	3.875	04/15/29	$1,640,265	$2,709,512
U.S. Treasury
Bond	3.750	08/15/41	9,500,000	11,696,875
Note	1.625	08/15/22	12,745,000	12,828,633
Note	2.625	08/15/20	6,000,000	6,657,654
Strips, PO	6.837	11/15/30	2,625,000	1,651,624

U.S. Government Agency 62.5%				231,949,150

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.373	09/01/41	20,020,278	20,770,550
30 Yr Pass Thru	3.500	05/01/42	18,011,962	19,196,106
30 Yr Pass Thru	3.500	06/01/42	3,581,925	3,819,646
30 Yr Pass Thru	5.000	04/01/41	1,545,729	1,681,524
30 Yr Pass Thru	6.500	04/01/39	1,195,896	1,341,959
30 Yr Pass Thru	6.500	09/01/39	1,695,792	1,900,791
Federal National Mortgage Association
30 Yr Pass Thru	3.000	09/01/42	2,000,000	2,076,824
30 Yr Pass Thru	3.500	06/01/42	724,096	774,104
30 Yr Pass Thru	3.500	06/01/42	13,397,882	14,312,798
30 Yr Pass Thru	3.500	07/01/42	1,340,935	1,432,496
30 Yr Pass Thru (P)	3.526	07/01/39	1,480,795	1,547,367
30 Yr Pass Thru	4.000	12/01/40	5,196,821	5,706,962
30 Yr Pass Thru	4.000	02/01/41	3,940,009	4,282,451
30 Yr Pass Thru	4.000	09/01/41	9,628,296	10,573,449
30 Yr Pass Thru	4.000	09/01/41	5,504,589	5,983,015
30 Yr Pass Thru	4.000	10/01/41	4,696,787	5,128,488
30 Yr Pass Thru (P)	4.276	05/01/34	3,484,646	3,669,033
30 Yr Pass Thru	4.500	08/01/40	9,422,459	10,177,359
30 Yr Pass Thru	4.500	06/01/41	12,078,199	13,313,854
30 Yr Pass Thru	4.500	07/01/41	9,097,163	10,027,845
30 Yr Pass Thru	4.500	01/01/42	10,027,301	11,034,339
30 Yr Pass Thru	4.500	02/01/42	8,258,508	8,982,095
30 Yr Pass Thru (P)	4.865	04/01/48	342,733	364,648
30 Yr Pass Thru	5.000	11/01/33	4,473,650	4,916,821
30 Yr Pass Thru	5.000	04/01/35	1,331,835	1,459,608
30 Yr Pass Thru	5.000	09/01/40	3,242,624	3,652,005
30 Yr Pass Thru	5.000	09/01/40	9,465,302	10,361,547
30 Yr Pass Thru	5.000	10/01/40	4,381,958	4,914,640
30 Yr Pass Thru	5.000	04/01/41	1,058,042	1,158,887
30 Yr Pass Thru	5.000	04/01/41	3,513,207	3,965,532
30 Yr Pass Thru	5.000	05/01/41	21,998,790	24,095,548
30 Yr Pass Thru	5.500	09/01/34	3,983,178	4,400,167
30 Yr Pass Thru	5.500	08/01/37	4,981,104	5,507,234
30 Yr Pass Thru	6.000	06/01/40	6,623,384	7,294,519
30 Yr Pass Thru	6.500	06/01/39	1,882,714	2,118,473
Government National Mortgage Association
15 Yr Pass Thru	7.500	04/15/13	6,369	6,466

1

Government Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.7%				$2,403,450

(Cost $2,227,604)

Telecommunication Services 0.7%				2,403,450

Diversified Telecommunication Services 0.5%				1,845,326

Crown Castle Towers LLC (S)	6.113	01/15/20	$760,000	$899,335
GTP Towers Issuer LLC (S)	4.436	02/15/15	910,000	945,991

Wireless Telecommunication Services 0.2%				558,124

SBA Tower Trust (S)	2.933	12/15/17	550,000	558,124

Collateralized Mortgage Obligations 18.7%				$69,391,936

(Cost $65,402,318)

Commercial & Residential 9.0%				33,470,909

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,365,000	1,431,757
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.005	12/10/49	2,245,000	2,650,263
Series 2012-CR2, Class XA IO	2.141	08/15/45	4,940,000	630,650
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.398	08/19/34	1,096,731	1,057,956
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.613	09/25/35	1,091,357	1,070,535
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	1.961	08/19/45	4,946,038	209,217
Series 2005-2, Class X IO	2.162	05/19/35	18,304,983	1,196,842
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.017	10/25/36	13,578,547	876,903
Series 2005-AR18, Class 2X IO	1.670	10/25/36	13,243,365	619,657
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.061	04/15/45	1,435,000	1,587,652
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,283,096
Series 2012-HSBC, Class XA IO	1.582	07/05/32	5,077,500	582,049
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	1,770,000	1,960,794
Series 2006-C4, Class A4 (P)	6.064	06/15/38	1,720,000	1,981,225
Series 2007-C2, Class A3	5.430	02/15/40	2,125,000	2,411,816
Merrill Lynch Mortgage Investors Trust Series
Series 2006-3, Class 2A1 (P)	2.620	10/25/36	1,153,060	1,123,302
Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11/12/41	900,000	968,346
Series 2006-HQ8, Class AM (P)	5.650	03/12/44	1,645,000	1,782,007
Series 2007-IQ13, Class A4	5.364	03/15/44	2,025,000	2,298,687
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10/25/57	697,714	697,183
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.908	03/25/44	1,128,577	1,109,662
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	555,000	584,913
Series 2012-C1, Class C	5.720	05/10/45	370,000	387,432
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.365	11/25/34	16,198,928	789,808
Series 2005-AR1, Class X IO	1.438	01/25/45	25,560,095	1,239,923

2

Government Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2005-AR2, Class X IO	1.538	01/25/45	$17,859,100	$989,439
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.614	04/25/35	1,010,494	949,795

U.S. Government Agency 9.7%				35,921,027

Federal Home Loan Mortgage Corp.
Series 3581, Class IO IO	6.000	10/15/39	806,816	117,618
Series 3623, Class LI IO	4.500	01/15/25	787,187	62,570
Series 3630, Class BI IO	4.000	05/15/27	454,061	17,684
Series 3699, Class MI IO	4.500	01/15/38	2,594,884	328,848
Series 3747, Class HI IO	4.500	07/15/37	5,826,772	659,468
Series 3794, Class PI IO	4.500	02/15/38	1,347,855	141,508
Series 3830, Class NI IO	4.500	01/15/36	5,785,564	659,728
Series 3833, Class LI IO	2.063	10/15/40	6,709,164	419,507
Series 4008, Class Z	4.000	02/15/42	114,869	115,106
Series 4027, Class TA	3.500	07/15/41	2,330,850	2,445,346
Series 4030, Class BI IO	5.000	01/15/42	1,082,396	202,877
Series 4060, Class HC	3.000	03/15/41	1,776,801	1,859,630
Series 4065, Class QA	3.000	08/15/41	1,258,990	1,318,457
Series 4074, Class PA	3.000	05/15/41	3,986,391	4,201,912
Series 4088, Class CA	3.000	03/15/42	4,500,000	4,764,843
Series K017, Class X1 IO	1.607	12/25/21	3,911,256	392,424
Series K706, Class X1 IO	1.734	10/25/18	9,942,705	822,351
Series K707, Class X1 IO	1.696	12/25/18	3,370,913	275,623
Series K708, Class X1 IO	1.645	01/25/19	8,040,808	653,316
Series K709, Class X1 IO	1.678	03/25/19	4,765,705	398,489
Series K710, Class X1 IO	1.916	05/25/19	3,608,977	350,486
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	2,512,050	2,779,254
Series 2009-109, Class IW IO	4.500	04/25/38	1,152,008	109,180
Series 2009-47, Class EI IO	5.000	08/25/19	1,086,213	98,578
Series 2009-50, Class GI IO	5.000	05/25/39	2,136,558	244,148
Series 2009-78, Class IB IO	5.000	06/25/39	2,721,896	325,766
Series 2010-14, Class AI IO	4.000	08/25/27	1,237,244	49,176
Series 2010-25, Class NI IO	5.000	03/25/25	3,862,870	352,142
Series 2010-3, Class LI IO	5.000	02/25/25	10,364,821	924,903
Series 2010-36, Class BI IO	4.000	03/25/28	1,314,756	59,273
Series 2010-68, Class CI IO	5.000	11/25/38	1,707,784	229,178
Series 2011-146, Class MA	3.500	08/25/41	1,757,101	1,840,175
Series 2012-19, Class JA	3.500	03/25/41	2,715,777	2,854,778
Series 2012-21, Class IQ IO	4.500	09/25/41	2,222,012	395,584
Series 2012-98, Class JP	3.500	03/25/42	1,695,000	1,843,309
Series 3908, Class PA	4.000	06/15/39	1,000,837	1,089,293
Series 398, Class C3 IO	4.500	05/25/39	1,445,520	196,577
Series 401, Class C2 IO	4.500	06/25/39	1,018,648	133,379
Series 402, Class 3 IO	4.000	11/25/39	1,424,828	186,395
Series 402, Class 4 IO	4.000	10/25/39	2,394,572	308,507
Series 402, Class 7 IO	4.500	11/25/39	2,043,186	280,954
Series 407, Class 15 IO	5.000	01/25/40	1,617,113	242,118
Series 407, Class 16 IO	5.000	01/25/40	356,640	47,646
Series 407, Class 17 IO	5.000	01/25/40	328,591	46,154
Series 407, Class 21 IO	5.000	01/25/39	1,257,804	143,743
Series 407, Class 7 IO	5.000	03/25/41	1,278,046	247,827
Series 407, Class 8 IO	5.000	03/25/41	611,991	107,955
Series 407, Class C6 IO	5.500	01/25/40	2,619,281	435,867

3

Government Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	$2,117,627	$141,377

Asset Backed Securities 3.2%				$11,815,481

(Cost $11,455,840)

Asset Backed Securities 3.2%				11,815,481

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.596	09/25/34	606,997	555,439
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.656	03/25/35	665,958	520,056
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.436	01/25/36	881,235	730,758
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.586	02/28/41	537,351	491,469
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.476	07/25/36	824,404	668,797
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.686	05/25/35	607,522	578,470
Series 2006-NC4, Class A5 (P)	0.296	10/25/36	253,403	170,741
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06/25/37	513,401	502,912
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.416	06/25/36	1,028,404	962,558
Home Equity Asset Trust
Series 2003-1, Class M1	1.736	06/25/33	1,525,906	1,257,734
Series 2005-5, Class M1 (P)	0.716	11/25/35	645,000	600,963
Series 2005-6, Class M1	0.706	12/25/35	460,000	438,141
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.686	03/25/35	547,000	437,502
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.316	03/25/35	1,155,000	1,109,171
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.866	02/25/35	1,170,000	1,101,959
Series 2005-WCH1, Class M2 (P)	0.756	01/25/36	1,137,245	1,060,402
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	0.816	01/25/35	660,000	628,409

		Maturity	Par value
	Yield *(%)	date		Value

Short-Term Investments 1.6%				6,000,000

(Cost $6,000,000)

U.S. Government Agency 1.3%				5,000,000

Federal Home Loan Bank Discount Note	0.001	09/04/12	5,000,000	5,000,000

Repurchase Agreement 0.3%				1,000,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at
0.010% to be repurchased at $1,000,001 on 9-4-12,
collateralized by $1,020,000 U.S. Treasury Note, 0.250% due
3-31-14 (valued at $1,021,275, including interest)			1,000,000	1,000,000

4

Government Income Fund
As of 8-31-12 (Unaudited)

Total investments (Cost $344,213,106)† 96.3%	$357,104,315

Other assets and liabilities, net 3.7%	$13,707,547

Total net assets 100.0%	$370,811,862

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $344,603,552.

Net unrealized appreciation aggregated $12,500,763, of which $16,124,163 related to appreciated investment securities and $3,623,400 related to depreciated investment securities.

5

Government Income Fund
As of 8-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August, 31, 2012 by major security category or type.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/12	Price	Inputs	Inputs

U.S. Government & Agency Obligations	$267,493,448	—	$267,493,448	—
Corporate Bonds	2,403,450	—	2,403,450	—
Collateralized Mortgage Obligations	69,391,936	—	67,548,627	$1,843,309
Asset Backed Securities	11,815,481	—	11,815,481	—
Short-Term Investments	6,000,000	—	6,000,000	—

Total Investments in Securities	$357,104,315	—	$355,261,006	$1,843,309

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

56Q1 8/12
10/12

John Hancock

MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

John Hancock High Yield Fund
As of 8-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 56.7%				$335,369,922

(Cost $361,256,660)

Consumer Discretionary 26.1%				154,092,839

Auto Components 2.7%
Exide Technologies	8.625	02/01/18	14,441,000	11,823,558
The Goodyear Tire & Rubber Company	7.000	05/15/22	880,000	915,200
Tower Automotive Holdings USA LLC (S)	10.625	09/01/17	1,420,000	1,515,850
TRW Automotive, Inc. (S)	7.250	03/15/17	509,000	581,533
Visteon Corp.	6.750	04/15/19	1,136,000	1,154,460

Automobiles 0.6%
Chrysler Group LLC	8.250	06/15/21	3,000,000	3,165,000

Hotels, Restaurants & Leisure 12.4%
AMG Management (Z)	Zero	11/01/15	5,802,864	2,669,317
CCM Merger, Inc. (S)	9.125	05/01/19	3,225,000	3,241,125
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	22,920,000	14,325
Graton Economic Development Authority (S)	9.625	09/01/19	2,985,000	3,074,550
Greektown Superholdings, Inc. (V)	13.000	07/01/15	7,688,000	8,303,040
Indianapolis Downs LLC & Capital Corp., PIK (H)(S)	15.500	11/01/13	726,488	33,600
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	11,391,000	10,479,720
Marina District Finance Company, Inc.	9.500	10/15/15	1,400,000	1,386,000
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	1,470,000	602,068
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	41,605,000	3,744,450
MGM Resorts International	7.625	01/15/17	1,665,000	1,721,194
Mohegan Tribal Gaming Authority (S)	10.500	12/15/16	19,365,000	17,138,025
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	4,520,000	4,700,800
Mohegan Tribal Gaming Authority, PIK (S)	11.000	09/15/18	20,125,000	13,534,063
MTR Gaming Group, Inc.	11.500	08/01/19	1,445,000	1,484,738
Waterford Gaming LLC (S)	8.625	09/15/14	1,540,177	910,035
Wok Acquisition Corp. (S)	10.250	06/30/20	260,000	272,350

Household Durables 2.6%
Beazer Homes USA, Inc.	9.125	06/15/18	2,555,000	2,523,063
Beazer Homes USA, Inc.	9.125	05/15/19	7,285,000	7,121,088
Meritage Homes Corp.	7.000	04/01/22	2,265,000	2,378,250
Standard Pacific Corp.	8.375	01/15/21	3,100,000	3,456,500

Media 6.2%
Canadian Satellite Radio Holdings, Inc. (CAD) (D)	8.000	09/10/14	9,855,000	9,997,464
Canadian Satellite Radio Holdings, Inc. (CAD) (D)	9.750	06/21/18	10,710,000	11,625,078
Clear Channel Communications, Inc., PIK	11.000	08/01/16	17,234,012	10,685,087
DISH DBS Corp.	7.875	09/01/19	1,400,000	1,608,250
Mood Media Corp. (CAD) (D)	10.000	10/31/15	185,000	216,295
WMG Acquisition Corp.	11.500	10/01/18	2,395,000	2,628,513

Specialty Retail 0.4%
Toys R Us, Inc. (S)	10.375	08/15/17	2,160,000	2,162,700

Textiles, Apparel & Luxury Goods 1.2%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	4,180,000	4,503,950
PVH Corp.	7.375	05/15/20	2,430,000	2,721,600

Consumer Staples 1.9%				11,489,488

Food & Staples Retailing 0.8%
Rite Aid Corp.	9.250	03/15/20	4,970,000	5,106,675

1

John Hancock High Yield Fund
As of 8-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Household Products 1.1%
Reynolds Group Issuer, Inc.	9.000	04/15/19	5,000,000	$5,081,250
YCC Holdings LLC, PIK	10.250	02/15/16	1,250,000	1,301,563

Energy 4.4%				25,948,992

Energy Equipment & Services 0.2%
Pioneer Energy Services Corp.	9.875	03/15/18	1,115,000	1,206,988

Oil, Gas & Consumable Fuels 4.2%
Afren PLC (S)	10.250	04/08/19	2,635,000	2,898,500
Arch Coal, Inc.	7.250	06/15/21	6,648,000	5,999,820
Bill Barrett Corp.	7.000	10/15/22	731,000	727,345
EP Energy LLC (S)	7.750	09/01/22	2,985,000	2,992,463
EV Energy Partners LP	8.000	04/15/19	1,395,000	1,440,338
OGX Austria GmbH (S)	8.375	04/01/22	1,700,000	1,445,000
Peabody Energy Corp. (S)	6.250	11/15/21	1,435,000	1,460,113
Penn Virginia Corp.	10.375	06/15/16	2,880,000	2,880,000
Quicksilver Resources, Inc.	11.750	01/01/16	2,120,000	2,077,600
SandRidge Energy, Inc.	7.500	03/15/21	2,786,000	2,820,825

Financials 4.3%				25,295,539

Commercial Banks 1.0%
CIT Group, Inc. (S)	7.000	05/02/17	1,282,262	1,283,545
Regions Bank	6.450	06/26/37	2,425,000	2,428,031
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	2,395,000	2,406,911

Diversified Financial Services 0.5%
iPayment, Inc.	10.250	05/15/18	1,540,000	1,409,100
Legend Acquisition Sub, Inc. (S)	10.750	08/15/20	1,495,000	1,476,313

Real Estate Investment Trusts 0.2%
iStar Financial, Inc.	9.000	06/01/17	1,206,000	1,243,688

Real Estate Management & Development 2.3%
Realogy Corp.	11.500	04/15/17	1,420,000	1,508,750
Realogy Corp.	12.000	04/15/17	9,438,092	9,886,401
Realogy Corp.	13.375	04/15/18	2,315,000	2,014,050

Thrifts & Mortgage Finance 0.3%
Nationstar Mortgage LLC	10.875	04/01/15	1,500,000	1,638,750

Health Care 1.5%				9,095,765

Health Care Providers & Services 0.9%
ExamWorks Group, Inc.	9.000	07/15/19	1,478,000	1,533,425
LifePoint Hospitals, Inc.	6.625	10/01/20	145,000	155,331
National Mentor Holdings, Inc. (P)(S)	12.500	02/15/18	3,520,000	3,533,200

Pharmaceuticals 0.6%
Catalent Pharma Solutions, Inc.	9.500	04/15/15	1,805,000	1,850,125
Endo Health Solutions, Inc.	7.250	01/15/22	1,863,000	2,023,684

Industrials 2.1%				12,208,119

Airlines 1.4%
Air Canada (S)	9.250	08/01/15	1,730,000	1,768,925
Air Canada (S)	12.000	02/01/16	2,890,000	2,644,350

2

John Hancock High Yield Fund
As of 8-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

KLM Royal Dutch Airlines NV (2.125% to 2-12-15, coupon
reset every 10 years by company) (CHF) (D)(Q)	2.125	02/12/15	1,680,000	$501,519
U.S. Airways 2012-1 Class C Pass Through Trust	9.125	10/01/15	3,020,000	3,080,400

Road & Rail 0.5%
Swift Services Holdings, Inc.	10.000	11/15/18	2,670,000	2,930,325

Trading Companies & Distributors 0.2%
UR Financing Escrow Corp. (S)	7.375	05/15/20	1,210,000	1,282,600

Information Technology 0.1%				815,850

Electronic Equipment, Instruments & Components 0.1%
CDW LLC	8.000	12/15/18	735,000	815,850

Materials 11.3%				66,855,443

Chemicals 4.3%
American Pacific Corp.	9.000	02/01/15	15,710,000	16,063,475
Ferro Corp.	7.875	08/15/18	4,685,000	4,380,475
Hexion US Finance Corp.	8.875	02/01/18	3,500,000	3,526,250
INEOS Group Holdings SA (S)	8.500	02/15/16	1,405,000	1,324,213

Construction Materials 0.4%
American Gilsonite Company (S)	11.500	09/01/17	1,790,000	1,830,275
Magnesita Finance, Ltd. (Q)(S)	8.625	04/15/17	515,000	526,964

Containers & Packaging 1.6%
ARD Finance SA, PIK (S)	11.125	06/01/18	1,760,000	1,632,400
Berry Plastics Corp.	9.500	05/15/18	3,318,000	3,583,440
Consolidated Container Company LLC (S)	10.125	07/15/20	4,130,000	4,315,850

Metals & Mining 4.3%
Edgen Murray Corp.	12.250	01/15/15	5,030,000	5,344,375
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	2,630,000	2,505,075
FMG Resources August 2006 Pty, Ltd. (S)	7.000	11/01/15	1,975,000	1,940,438
Inmet Mining Corp. (S)	8.750	06/01/20	1,460,000	1,500,150
Rain CII Carbon LLC (S)	8.000	12/01/18	12,661,000	13,009,178
Thompson Creek Metals Company, Inc.	7.375	06/01/18	1,820,000	1,355,900

Paper & Forest Products 0.7%
Sappi Papier Holding GmbH (S)	7.500	06/15/32	2,155,000	1,767,100
Sappi Papier Holding GmbH (S)	7.750	07/15/17	2,153,000	2,249,885

Telecommunication Services 4.3%				25,145,287

Diversified Telecommunication Services 3.0%
Cincinnati Bell, Inc.	8.750	03/15/18	4,300,000	4,343,000
Intelsat Luxembourg SA	11.250	02/04/17	8,090,000	8,494,500
OTE PLC (EUR) (D)	4.625	05/20/16	650,000	535,620
OTE PLC (EUR) (D)	5.000	08/05/13	650,000	708,608
Wind Acquisition Finance SA (S)	7.250	02/15/18	2,985,000	2,746,200
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,236,356	865,449

Wireless Telecommunication Services 1.3%
Digicel, Ltd. (S)	7.000	02/15/20	4,740,000	4,716,300
Nextel Communications, Inc.	7.375	08/01/15	2,722,000	2,735,610

3

John Hancock High Yield Fund

As of 8-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Utilities 0.7%				$4,422,600

Independent Power Producers & Energy Traders 0.7%
NRG Energy, Inc.	7.625	05/15/19	2,000,000	2,090,000
NRG Energy, Inc.	7.875	05/15/21	2,180,000	2,332,600

Convertible Bonds 8.6%				$51,058,676

(Cost $48,387,959)

Consumer Discretionary 7.8%				45,899,438

Automobiles 3.1%
Ford Motor Company	4.250	11/15/16	13,560,000	18,543,300

Household Durables 0.1%
The Ryland Group, Inc.	1.625	05/15/18	605,000	683,650

Media 3.8%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	14,290,000	22,203,088

Multiline Retail 0.8%
Saks, Inc. (S)	7.500	12/01/13	2,080,000	4,469,400

Consumer Staples 0.1%				956,175

Tobacco 0.1%
Alliance One International, Inc.	5.500	07/15/14	1,045,000	956,175

Industrials 0.5%				2,873,063

Airlines 0.5%
United Continental Holdings, Inc.	6.000	10/15/29	645,000	1,441,575
US Airways Group, Inc.	7.250	05/15/14	590,000	1,431,488

Information Technology 0.2%				1,330,000

Internet Software & Services 0.2%
Equinix, Inc.	3.000	10/15/14	700,000	1,330,000

Foreign Government Obligations 0.2%				$1,365,300

(Cost $1,419,109)

Argentina – 0.2%
City of Buenos Aires (S)	9.950	03/01/17	1,665,000	1,365,300

Term Loans (M) 5.4%				$31,640,576

(Cost $32,108,544)

Consumer Discretionary 2.4%				14,278,510

Media 2.4%
Clear Channel Communications, Inc.	3.882	01/28/16	14,108,962	10,915,201
The Star Tribune Company	8.000	09/28/14	827,053	789,835
The Star Tribune Company	8.000	09/29/14	1,102,737	1,053,114
Univision Communications, Inc.	4.482	03/31/17	1,573,465	1,520,360

Energy 0.3%				1,468,406

Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp.	8.500	12/01/17	1,465,000	1,468,406

4

John Hancock High Yield Fund
As of 8-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Financials 2.0%				$12,011,413

Diversified Financial Services 0.5%
Springleaf Finance Funding Company	5.500	05/10/17	3,000,000	2,890,179

Real Estate Investment Trusts 1.3%
iStar Financial, Inc.	7.000	06/30/14	7,895,000	7,909,803

Real Estate Management & Development 0.2%
Realogy Corp.	13.500	10/15/17	1,195,000	1,211,431

Health Care 0.4%				2,425,594

Health Care Providers & Services 0.4%
National Mentor Holdings, Inc.	7.000	02/09/17	2,462,531	2,425,594

Materials 0.3%				1,456,653

Chemicals 0.3%
INEOS US Finance LLC	6.500	05/04/18	1,456,350	1,456,653

Collateralized Mortgage Obligations 0.4%				$2,567,474

(Cost $1,754,015)

Commercial & Residential 0.4%				2,567,474

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350	05/19/47	131,699,707	842,878
Series 2007-4, Class ES IO	0.350	07/19/47	159,101,024	1,018,247
Series 2007-6, Class ES IO (S)	0.342	08/19/37	110,366,986	706,349

Asset Backed Securities 0.7%				$3,986,613

(Cost $3,880,826)

Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.386	09/25/36	6,126,919	1,984,613
Mastr Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.346	11/25/36	5,340,175	2,002,000

			Shares	Value

Common Stocks 4.5%				$26,564,080

(Cost $56,635,744)

Consumer Discretionary 3.8%				22,515,743

Auto Components 0.8%
Lear Corp.			125,141	4,859,225

Automobiles 0.2%
General Motors Company			54,550	1,164,643

Hotels, Restaurants & Leisure 0.4%
AMG Management (I)			1,632	0
Greektown Superholdings, Inc. (I)(V)			18,486	935,946
Trump Entertainment Resorts, Inc. (I)			382,151	1,146,453

Household Durables 0.5%
Beazer Homes USA, Inc.			989,849	2,910,156

Media 1.9%
Canadian Satellite Radio Holdings, Inc. (I)			1,198,531	4,863,428
Canadian Satellite Radio Holdings, Inc., Class A (I)			461,167	1,871,335

5

John Hancock High Yield Fund
As of 8-31-12 (Unaudited)

	Shares	Value
Consumer Discretionary (continued)

Granite Broadcasting Corp. (I)	11,688	$58
Liberty Media Corp. – Liberty Capital, Series A (I)	33,522	3,495,674
The Star Tribune Company (I)	43,011	1,268,825
Vertis Holdings, Inc. (I)	357,027	0

Energy 0.1%		761,790

Oil, Gas & Consumable Fuels 0.1%
Pacific Coast Oil Trust	40,200	761,790

Financials 0.3%		1,851,295

Commercial Banks 0.3%
Banco Santander SA, ADR	262,968	1,851,295

Industrials 0.3%		1,434,108

Airlines 0.0%
Global Aviation Holdings, Inc. (I)	87,000	0

Commercial Services & Supplies 0.3%
Kaiser Group Holdings, Inc. (I)(V)	81,949	1,434,108

Machinery 0.0%
Glasstech, Inc., Class B (I)	4,430	0
Glasstech, Inc., Class C (I)	10	0

Materials 0.0%		1,144

Paper & Forest Products 0.0%
Resolute Forest Products (I)	91	1,144

	Shares	Value
Preferred Securities 15.2%		$90,049,897

(Cost $98,963,688)

Consumer Discretionary 4.9%		28,943,791

Auto Components 1.0%
Dana Holding Corp., 4.000% (S)	25,000	2,921,875
The Goodyear Tire & Rubber Company, 5.875%	67,119	3,028,409

Automobiles 1.4%
General Motors Company, Series B, 4.750%	228,673	8,163,626

Hotels, Restaurants & Leisure 1.9%
Greektown Superholdings, Inc., Series A (I)(V)	158,092	11,188,171

Household Durables 0.3%
Beazer Homes USA, Inc., 7.250%	62,786	1,083,059
Beazer Homes USA, Inc., 7.500%	62,786	1,004,576

Media 0.3%
Xanadoo Company, Series C (I)	345,350	1,554,075

Financials 5.5%		32,574,648

Commercial Banks 1.1%
Zions Bancorporation, 7.900%	241,326	6,619,572

Diversified Financial Services 2.1%
Bank of America Corp., Series L, 7.250%	11,700	12,366,900

6

John Hancock High Yield Fund
As of 8-31-12 (Unaudited)

			Shares	Value
Financials (continued)

Insurance 0.9%
Hartford Financial Services Group, Inc., 7.875%			192,005	$5,404,941

Real Estate Investment Trusts 1.4%
iStar Financial, Inc., Series F, 7.800%			219,672	4,301,178
iStar Financial, Inc., Series G, 7.650%			199,182	3,882,057

Industrials 4.6%				27,315,424

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%			10,849	605,591

Airlines 4.1%
Continental Airlines Finance Trust II, 6.000%			735,223	24,584,019

Machinery 0.4%
Glasstech, Inc., Series A (I)			144	143,613
Glasstech, Inc., Series B (I)			4,475	1,982,201
Glasstech, Inc., Series C (I)			11	0

Materials 0.2%				1,216,034

Metals & Mining 0.2%
Thompson Creek Metals Company, Inc., 6.500%			72,383	1,216,034

Warrants 2.5%				$14,476,778

(Cost $20,796,063)

Greektown Superholdings, Inc. (A)(I)(V)			202,511	14,331,703
Mood Media Corp. (Expiration Date: 05/06/2016; Strike Price $3.50) (I)			260,981	145,075
The Star Tribune Company (Expiration Date: 09/28/2013; Strike Price $151.23) (I)			15,943	0

		Maturity
	Rate (%)	date	Par value^	Value
Escrow Certificates 0.0%				$243,714

(Cost $0)

Consumer Discretionary 0.0%				71,800

Adelphia Communications Corp. (A)(I)	9.875	—	5,985,000	47,880
Adelphia Communications Corp. (A)(I)	10.250	—	2,990,000	23,920
Mood Media Corp. (A)(I)	—	—	228,295	0
SuperMedia, Inc. (I)	8.000	11/15/16	68,145,000	0

Industrials 0.0%				0

US Airways Group, Inc. (A)(I)	11.200	—	606,056	0

Materials 0.0%				171,914

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	8,090,000	171,914

7

John Hancock High Yield Fund
As of 8-31-12 (Unaudited)

	Par value^	Value
Short-Term Investments 1.0%		$5,574,000

(Cost $5,574,000)

Repurchase Agreement 1.0%		5,574,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at
0.010% to be repurchased at $5,574,006 on 9-4-12, collateralized by $5,680,000 U.S. Treasury Notes, 0.250% due 3-31-14 (valued at
$5,687,100, including interest)	5,574,000	5,574,000

Total investments (Cost $630,776,608)† 95.2%		$562,897,030

Other assets and liabilities, net 4.8%		$28,443,411

Total net assets 100.0%		$591,340,441

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

ADR American Depositary Receipt

IO Interest Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PIK Payment-in-kind

(A) Strike price and/or expiration date not available.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing – Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $157,792,603 or 26.7% of the Fund’s net assets as of 8-31-12.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Notes to portfolio of investments.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $627,684,100.

Net unrealized depreciation aggregated $64,787,070, of which $40,426,091 related to appreciated investment securities and $105,213,161 related to depreciated investment securities.

8

John Hancok High Yield Fund
As of 8-31-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

9

John Hancok High Yield Fund

As of 8-31-12 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	8-31-12	Price	Inputs	Inputs
Corporate Bonds	$335,369,922	—	$311,313,386	$24,056,536
Convertible Bonds	51,058,676	—	51,058,676	—
Foreign Government Obligations	1,365,300	—	1,365,300	—
Term Loans	31,640,576	—	31,640,576	—
Collateralized Mortgage Obligations	2,567,474	—	—	2,567,474
Asset Backed Securities	3,986,613	—	3,986,613	—
Common Stocks	26,564,080	$23,212,798	1,268,825	2,082,457
Preferred Securities	90,049,897	47,675,943	27,505,894	14,868,060
Escrow Certificates	243,714	—	243,714	—
Warrants	14,476,778	—	145,075	14,331,703
Short-Term Investments	5,574,000	—	5,574,000	—

Total Investments in Securities	$562,897,030	$70,888,741	$434,102,058	$57,906,230
Other Financial Instruments
Forward Foreign Currency Contracts	($1,108,619)	—	($1,108,619)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Collateralized
	Corporate	Mortgage	Common	Preferred
	Bonds	Obligations	Stocks	Securities	Warrants	Totals

Balance as of 5-31-12	$23,262,757	$2,620,108	$2,164,270	$15,604,601	14,985,817	$58,637,553

Realized gain (loss)	-	-	(1,000,877)	-	(2,434,562)	(3,435,439)
Change in unrealized appreciation
(depreciation)	793,779	65,329	1,796,188	(736,541)	$1,780,448	3,699,203

Purchases	-	1,462	-	-	-	1,462

Sales	-	(119,425)	(877,124)	-	-	(996,549)

Transfer into Level 3	-	-	-	-	-	-

Transfer out of Level 3	-	-	-	-	-	-

Balance as of 8-31-12	$24,056,536	$2,567,474	$2,082,457	$14,868,060	$14,331,703	$57,906,230
Change in unrealized at period end*	$793,779	$65,329	($9,546,500)	($736,541)	$1,780,448	($7,643,485)

*Change in unrealized appreciaton (depreciation) attributable to Level 3 securities held at the period end.

10

John Hancok High Yield Fund
As of 8-31-12 (Unaudited)

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value at 8-31-12	Valuation Technique	Unobservable Inputs	Input/Range

Corporate Bonds	$20,477,184	Market Approach	Offered quotes	$92.00-$101.45
				(weighted average: $96.61)
			Market comparable company bond price	$67.25
	910,035	Market Approach	Comparability adjustment	-12.14%

	2,669,317	Discounted Cash Flows	Estimated recovery rate	46%

	21,387,219

Colateralized Mortgage Obligations	$2,567,474	Market Approach	Offered quotes	$0.64

			EBITDA multiple	7.34x
Common Stocks	$935,946	Market Approach	Discount for lack of marketability	10%

	1,146,453	Market Approach	Offered quotes	$3.00

	2,082,399

Preferred Securities	$11,188,171	Market Approach	EBITDA multiple	7.34x
			Discount for lack of marketability	10%

	1,554,075	Market Approach	Estimated liquidation value	$4.50

	2,125,814	Market Approach	EBITDA multiple	5.25x

	$14,868,060

Warrants	$14,331,703	Market Approach	EBITDA multiple	7.34x
			Discount for lack of marketability	10%

Increases/decreases in offered quotes, market comparable company bond prices, comparability adjustments, estimated recovery rates, earnings before interest, taxes, depreciation and amortization (EBITDA) multiples, and estimated liquidation values may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

11

John Hancok High Yield Fund
As of 8-31-12 (Unaudited)

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral (this risk is N/A for MFC subadvised funds) and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2012.

		Principal Amount			Unrealized
	Principal Amount	Covered By Contract		Settlement	Appreciation
Currency	Covered By Contract	(USD)	Counterparty	Date	(Depreciation)

BUYS
CAD	1,468,179	$1,463,599	Bank of Montreal	9-5-12	$25,775
CAD	23,089,049	23,388,421	State Street Bank and Trust	9-5-12	33,928
EUR	955,291	1,200,801	Bank of Montreal	9-5-12	764
		$26,052,821			$60,467
SELLS

CAD	24,557,229	23,790,462	Bank of Nova Scotia	9-5-12	($1,121,261)
CAD	23,089,049	23,347,742	State Street Bank and Trust	11-20-12	(35,884)
EUR	955,291	1,202,029	Bank of Montreal	11-20-12	(592)
EUR	955,291	1,190,217	State Street Bank and Trust	9-5-12	(11,349)
		$49,530,450			($1,169,086)

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro

12

John Hancok High Yield Fund
As of 8-31-12 (Unaudited)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended August 31, 2012, is set forth below:

	Beginning	Ending
	Share/Par	Share/PAR	Realized Gain		Ending
Affiliate	Amount	Amount	(Loss)	Interest Income	Value

Greektown Superholding, Inc.,
Corporate bonds
Bought: none
Sold: $8,000,000	$15,688,000	$7,688,000	$929,356	$464,938	$8,303,040

Greektown Superholding, Inc.,
Common stock
Bought: none
Sold: none	18,486	18,486	-	-	$935,946

Greektown Superholding, Inc.,,
Preferred securities
Bought: none
Sold: none	158,092	158,092	-	-	$11,188,171

Greektown Superholding, Inc.,
Warrants
Bought: none
Sold: none	202,511	202,511	-	-	$14,331,703

Kaiser Group Holdings, Inc.
Bought: none
Sold: none	81,949	81,949	-	-	$1,434,108

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

13

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

57Q1 8/12
10/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 19, 2012